PSF PGIM FLEXIBLE MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 95.0%
Common Stocks — 61.2%
Aerospace & Defense — 1.6%
Airbus SE (France)	236	$44,621
ATI, Inc.*	51,300	7,462,098
BAE Systems PLC (United Kingdom)	2,069	60,660
Boeing Co. (The)*	37,800	7,523,334
Elbit Systems Ltd. (Israel)	44	37,097
General Dynamics Corp.	27,400	9,404,228
General Electric Co.	46,500	13,195,305
Howmet Aerospace, Inc.	43,300	9,978,918
Lockheed Martin Corp.	7,700	4,653,803
Northrop Grumman Corp.	8,000	5,457,920
Rolls-Royce Holdings PLC (United Kingdom)	27,680	420,526
RTX Corp.	100,800	19,444,320
Saab AB (Sweden) (Class B Stock)	2,350	153,807
Safran SA (France)	977	319,703
Singapore Technologies Engineering Ltd. (Singapore)	22,800	193,509
		78,349,849
Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	1,920	101,197
FedEx Corp.	21,900	7,800,342
United Parcel Service, Inc. (Class B Stock)	9,900	973,962
		8,875,501
Automobile Components — 0.1%
Aptiv PLC*	98,300	6,825,952
Sumitomo Electric Industries Ltd. (Japan)	1,500	85,230
		6,911,182
Automobiles — 1.3%
Bayerische Motoren Werke AG (Germany)	1,062	98,242
Ford Motor Co.	424,700	4,901,038
General Motors Co.	208,800	15,555,600
Honda Motor Co. Ltd. (Japan)	26,400	213,670
Isuzu Motors Ltd. (Japan)	14,500	208,811
Mercedes-Benz Group AG (Germany)	4,825	296,558
Subaru Corp. (Japan)	1,200	19,334
Tesla, Inc.*	115,500	42,937,125
Toyota Motor Corp. (Japan)	15,600	324,283
		64,554,661
Banks — 2.1%
AIB Group PLC (Ireland)	13,205	140,965
Banco Bilbao Vizcaya Argentaria SA (Spain)	15,466	334,059
Banco Santander SA (Spain)	31,579	354,023
Bank Hapoalim BM (Israel)	8,104	190,323
Bank of America Corp.	109,200	5,323,500
Barclays PLC (United Kingdom)	58,217	304,678
BNP Paribas SA (France)	3,976	378,768
BOC Hong Kong Holdings Ltd. (China)	19,500	107,582
CaixaBank SA (Spain)	24,567	294,501
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Citigroup, Inc.	226,300	$25,664,683
Citizens Financial Group, Inc.	52,000	3,118,440
Commonwealth Bank of Australia (Australia)	2,468	289,020
Credit Agricole SA (France)	5,950	111,053
Danske Bank A/S (Denmark)	1,778	87,624
Fifth Third Bancorp(a)	35,600	1,653,976
HSBC Holdings PLC (United Kingdom)	40,483	664,836
ING Groep NV (Netherlands)	6,114	158,699
Japan Post Bank Co. Ltd. (Japan)	1,900	30,989
JPMorgan Chase & Co.	118,194	34,767,947
KBC Group NV (Belgium)	110	13,463
Lloyds Banking Group PLC (United Kingdom)	85,147	105,534
Mitsubishi UFJ Financial Group, Inc. (Japan)	11,300	191,354
National Australia Bank Ltd. (Australia)	2,288	66,182
NatWest Group PLC (United Kingdom)	38,550	285,576
Nordea Bank Abp (Finland)	9,167	157,848
Oversea-Chinese Banking Corp. Ltd. (Singapore)	12,800	219,235
PNC Financial Services Group, Inc. (The)	4,500	936,405
Resona Holdings, Inc. (Japan)	4,300	49,053
Societe Generale SA (France)	1,975	144,208
Standard Chartered PLC (United Kingdom)	9,188	191,477
Sumitomo Mitsui Financial Group, Inc. (Japan)	6,000	197,282
Swedbank AB (Sweden) (Class A Stock)	5,655	192,742
Truist Financial Corp.	90,700	4,169,479
U.S. Bancorp	196,000	10,193,960
UniCredit SpA (Italy)	4,751	340,855
Wells Fargo & Co.	187,700	14,942,797
		106,373,116
Beverages — 0.6%
Anheuser-Busch InBev SA/NV (Belgium)	2,342	162,034
Asahi Group Holdings Ltd. (Japan)	1,800	17,972
Carlsberg A/S (Denmark) (Class B Stock)	125	15,606
Coca-Cola Co. (The)	136,600	10,388,430
Coca-Cola HBC AG (Italy)*	692	38,980
Heineken Holding NV (Netherlands)	1,500	106,749
Keurig Dr. Pepper, Inc.(a)	59,400	1,564,002
Kirin Holdings Co. Ltd. (Japan)	12,600	200,418
Monster Beverage Corp.*	91,500	6,630,090
PepsiCo, Inc.	61,900	9,612,451
		28,736,732
Biotechnology — 1.2%
AbbVie, Inc.	114,700	24,946,103
Amgen, Inc.	24,200	8,514,770
Biogen, Inc.*	5,200	953,316
CSL Ltd. (Australia)	1,679	164,909
Exelixis, Inc.*	39,200	1,681,288
A1

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Genmab A/S (Denmark)*	112	$30,164
Gilead Sciences, Inc.	79,500	11,079,915
Grifols SA (Spain)	770	8,056
Incyte Corp.*	24,600	2,315,352
Neurocrine Biosciences, Inc.*	22,000	2,898,280
Regeneron Pharmaceuticals, Inc.	10,200	7,880,928
		60,473,081
Broadline Retail — 2.2%
Amazon.com, Inc.*	486,000	101,219,220
BuySell Technologies Co. Ltd. (Japan)	2,200	43,284
eBay, Inc.	27,100	2,466,642
Macy’s, Inc.	316,900	5,732,721
Next PLC (United Kingdom)	493	83,292
Prosus NV (China)*	2,435	112,730
		109,657,889
Building Products — 0.2%
A.O. Smith Corp.(a)	14,400	949,536
AGC, Inc. (Japan)	2,100	74,398
Johnson Controls International PLC	70,700	9,258,165
		10,282,099
Capital Markets — 2.1%
Amundi SA (France), 144A	1,808	155,376
Bank of New York Mellon Corp. (The)	165,800	19,668,854
Blackrock, Inc.	10,400	10,001,784
Charles Schwab Corp. (The)	145,900	13,711,682
Daiwa Securities Group, Inc. (Japan)	4,500	42,639
Deutsche Bank AG (Germany)	5,752	171,180
Futu Holdings Ltd. (Hong Kong), ADR*	500	68,380
Goldman Sachs Group, Inc. (The)	2,800	2,368,772
Intercontinental Exchange, Inc.	21,400	3,365,792
Invesco Ltd.	38,000	923,020
Japan Exchange Group, Inc. (Japan)	6,400	74,739
Moody’s Corp.	4,400	1,919,500
Morgan Stanley	148,800	24,488,016
Morningstar, Inc.	6,000	1,014,300
MSCI, Inc.	8,500	4,581,585
Nasdaq, Inc.	31,600	2,682,524
Nomura Holdings, Inc. (Japan)	13,600	107,087
Northern Trust Corp.	33,600	4,689,552
Raymond James Financial, Inc.	32,100	4,647,759
S&P Global, Inc.	24,100	10,250,694
SBI Holdings, Inc. (Japan)	1,000	18,516
Singapore Exchange Ltd. (Singapore)	11,000	167,807
UBS Group AG (Switzerland)	8,188	319,278
		105,438,836
Chemicals — 0.7%
Air Liquide SA (France)	381	78,752
Ashland, Inc.	26,000	1,445,860
Corteva, Inc.	25,200	2,109,492
DuPont de Nemours, Inc.	32,500	1,488,500
Element Solutions, Inc.	27,900	952,506
International Flavors & Fragrances, Inc.	16,800	1,218,840
Linde PLC	34,100	16,905,416
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Mitsubishi Chemical Group Corp. (Japan)	24,000	$140,307
Sherwin-Williams Co. (The)	32,500	10,417,875
Shikoku Kasei Holdings Corp. (Japan)	300	8,287
Yara International ASA (Brazil)	4,962	290,051
		35,055,886
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	4,189	65,744
Cintas Corp.	8,400	1,420,776
Dai Nippon Printing Co. Ltd. (Japan)	6,500	118,430
Republic Services, Inc.	7,800	1,708,356
Securitas AB (Sweden) (Class B Stock)	1,296	21,705
TOPPAN Holdings, Inc. (Japan)	2,100	55,387
Veralto Corp.	53,000	4,686,260
		8,076,658
Communications Equipment — 0.6%
Arista Networks, Inc.*	73,600	9,036,608
Ciena Corp.*	23,800	9,239,874
Cisco Systems, Inc.	132,100	10,249,639
Lumentum Holdings, Inc.*(a)	4,500	3,162,420
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	23,130	263,688
		31,952,229
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	1,418	172,933
AECOM	34,800	2,951,736
Comfort Systems USA, Inc.	2,800	3,861,172
Eiffage SA (France)	259	39,722
HOCHTIEF AG (Germany)	560	254,728
Obayashi Corp. (Japan)	1,400	33,909
Shimizu Corp. (Japan)	1,200	21,529
Taisei Corp. (Japan)	300	31,080
		7,366,809
Construction Materials — 0.0%
CRH PLC	15,500	1,629,360
Consumer Finance — 0.4%
Ally Financial, Inc.	80,400	3,154,092
Capital One Financial Corp.	26,400	4,816,152
Synchrony Financial(a)	166,300	11,311,726
		19,281,970
Consumer Staples Distribution & Retail — 1.3%
Carrefour SA (France)	1,157	21,423
Costco Wholesale Corp.	29,400	29,295,042
Dollar General Corp.(a)	54,700	6,494,531
Dollar Tree, Inc.*(a)	33,700	3,690,487
Jeronimo Martins SGPS SA (Portugal)	742	17,742
Koninklijke Ahold Delhaize NV (Netherlands)	6,487	302,095
Kroger Co. (The)	39,900	2,887,164
Sysco Corp.	92,800	6,619,424
Target Corp.	20,500	2,484,600

A2

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Tesco PLC (United Kingdom)	3,334	$20,954
Walmart, Inc.	118,100	14,677,468
Woolworths Group Ltd. (Australia)	2,580	65,151
		66,576,081
Containers & Packaging — 0.0%
Avery Dennison Corp.	5,400	932,472
Diversified Consumer Services — 0.1%
AcadeMedia AB (Sweden), 144A	1,428	15,174
ADT, Inc.	922,800	6,062,796
		6,077,970
Diversified REITs — 0.0%
Covivio SA (France)	1,320	78,888
Stockland (Australia)	43,969	131,987
		210,875
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	311,800	9,039,082
Comcast Corp. (Class A Stock)	280,700	8,058,897
Deutsche Telekom AG (Germany)	12,736	475,349
NOS SGPS SA (Portugal)	1,728	10,925
Telia Co. AB (Sweden)	6,160	31,559
Verizon Communications, Inc.	343,588	17,248,118
		34,863,930
Electric Utilities — 1.1%
American Electric Power Co., Inc.(a)	145,400	19,059,032
Constellation Energy Corp.	9,100	2,541,175
Enel SpA (Italy)	33,803	369,563
Exelon Corp.(a)	32,400	1,588,248
Iberdrola SA (Spain)	641	14,675
Kansai Electric Power Co., Inc. (The) (Japan)	2,500	41,565
NextEra Energy, Inc.	66,300	6,157,944
NRG Energy, Inc.	21,500	3,142,010
PG&E Corp.	438,600	7,706,202
Southern Co. (The)	175,200	16,910,304
		57,530,718
Electrical Equipment — 0.8%
ABB Ltd. (Switzerland)	5,502	447,356
Accelleron Industries AG (Switzerland)	609	55,045
AMETEK, Inc.	46,000	9,860,560
Eaton Corp. PLC	9,000	3,219,030
Fujikura Ltd. (Japan)	4,800	132,010
Furukawa Electric Co. Ltd. (Japan)	300	57,594
GE Vernova, Inc.	20,500	17,894,450
Mitsubishi Electric Corp. (Japan)	9,800	320,530
nVent Electric PLC	27,200	3,217,216
Rockwell Automation, Inc.	10,000	3,588,800
Schneider Electric SE	289	78,718
Siemens Energy AG (Germany)	2,067	356,453
Vertiv Holdings Co. (Class A Stock)	3,600	902,088
Vestas Wind Systems A/S (Denmark)	2,146	64,747
		40,194,597
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. (Class A Stock)	56,400	$7,126,140
Avnet, Inc.	61,500	3,789,630
Codan Ltd. (Australia)	675	14,857
Corning, Inc.	25,100	3,412,847
Halma PLC (United Kingdom)	3,748	191,263
Keysight Technologies, Inc.*	27,200	7,680,464
Kyocera Corp. (Japan)	10,100	154,869
Murata Manufacturing Co. Ltd. (Japan)	2,600	58,337
TE Connectivity PLC (Switzerland)	38,400	8,026,368
Zebra Technologies Corp. (Class A Stock)*	12,600	2,634,408
		33,089,183
Energy Equipment & Services — 0.1%
Baker Hughes Co.	14,400	879,120
Tenaris SA	6,252	182,760
Weatherford International PLC	53,400	5,050,572
		6,112,452
Entertainment — 0.7%
Netflix, Inc.*	228,600	21,979,890
Toho Co. Ltd. (Japan)	2,600	27,310
Walt Disney Co. (The)	145,500	14,023,290
		36,030,490
Financial Services — 2.1%
Berkshire Hathaway, Inc. (Class B Stock)*	87,450	41,906,040
Fidelity National Information Services, Inc.	272,800	12,797,048
Fiserv, Inc.*	54,800	3,057,840
Helia Group Ltd. (Australia)	7,550	27,691
Industrivarden AB (Sweden) (Class A Stock)	188	9,363
Industrivarden AB (Sweden) (Class C Stock)	1,976	97,948
Mastercard, Inc. (Class A Stock)	71,700	35,825,622
ORIX Corp. (Japan)	7,900	234,404
Visa, Inc. (Class A Stock)	46,000	13,903,040
Washington H Soul Pattinson & Co. Ltd. (Australia)	600	16,862
		107,875,858
Food Products — 0.4%
Conagra Brands, Inc.	89,500	1,406,940
Darling Ingredients, Inc.*	34,800	2,152,380
General Mills, Inc.	129,200	4,808,824
J.M. Smucker Co. (The)	49,600	4,783,424
Lamb Weston Holdings, Inc.(a)	64,500	2,725,770
Nestle SA	4,013	393,639
Smithfield Foods, Inc.	134,500	3,761,965
WH Group Ltd. (Hong Kong), 144A	191,000	251,058
		20,284,000
Gas Utilities — 0.0%
Naturgy Energy Group SA (Spain)	3,773	113,267
Osaka Gas Co. Ltd. (Japan)	3,700	149,867

A3

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Gas Utilities (cont’d.)
Shizuoka Gas Co. Ltd. (Japan)	900	$8,630
Snam SpA (Italy)	22,042	166,978
Tokyo Gas Co. Ltd. (Japan)	2,300	108,321
		547,063
Ground Transportation — 0.5%
CSX Corp.	229,700	9,429,185
Uber Technologies, Inc.*	187,100	13,458,103
		22,887,288
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	70,500	7,238,235
Boston Scientific Corp.*	107,500	6,745,625
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	5,262	114,099
Globus Medical, Inc. (Class A Stock)*	10,900	939,144
Hoya Corp. (Japan)	1,600	277,377
IDEXX Laboratories, Inc.*	6,300	3,539,907
Intuitive Surgical, Inc.*	23,100	10,648,869
Medtronic PLC	183,300	15,882,945
PHC Holdings Corp. (Japan)	2,100	14,705
Solventum Corp.*(a)	44,800	2,925,440
STERIS PLC	11,600	2,565,108
		50,891,454
Health Care Providers & Services — 1.1%
Cardinal Health, Inc.	52,300	11,051,513
Centene Corp.*	35,900	1,175,366
Cigna Group (The)	17,100	4,561,425
CVS Health Corp.	180,900	12,992,238
Elevance Health, Inc.	4,000	1,171,000
Fresenius Medical Care AG (Germany)	3,561	161,376
Fresenius SE & Co. KGaA (Germany)	2,442	126,729
McKesson Corp.	8,500	7,355,560
UnitedHealth Group, Inc.	54,800	14,828,332
		53,423,539
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	19,200	891,264
Healthcare Realty Trust, Inc.(a)	94,900	1,612,351
Ventas, Inc.(a)	40,800	3,336,624
		5,840,239
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	340,100	6,516,316
Hotels, Restaurants & Leisure — 1.0%
Aramark	103,200	4,183,728
Aristocrat Leisure Ltd. (Australia)	675	21,455
Booking Holdings, Inc.	4,700	19,788,504
Chipotle Mexican Grill, Inc.*	164,800	5,275,248
Domino’s Pizza, Inc.	14,300	5,130,697
Expedia Group, Inc.	30,200	6,972,878
Food & Life Cos. Ltd. (Japan)	700	41,760
Marriott International, Inc. (Class A Stock)	2,800	915,796
McDonald’s Corp.	21,400	6,650,906
Royal Caribbean Cruises Ltd.(a)	7,700	2,118,886
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Sodexo SA (France)	321	$16,478
		51,116,336
Household Durables — 0.0%
Leggett & Platt, Inc.	144,700	1,429,636
Panasonic Holdings Corp. (Japan)	8,300	139,202
Sony Group Corp. (Japan)	4,900	102,130
		1,670,968
Household Products — 0.4%
Colgate-Palmolive Co.(a)	73,700	6,281,451
Essity AB (Sweden) (Class B Stock)	332	8,557
Henkel AG & Co. KGaA (Germany)	144	10,343
Procter & Gamble Co. (The)	111,505	16,105,782
Reckitt Benckiser Group PLC (United Kingdom)	1,011	67,980
		22,474,113
Independent Power & Renewable Electricity Producers — 0.0%
RWE AG (Germany)	1,743	117,267
Solaria Energia y Medio Ambiente SA (Spain)*	1,794	49,719
Vistra Corp.	8,100	1,217,673
		1,384,659
Industrial Conglomerates — 0.3%
3M Co.	20,000	2,904,600
CK Hutchison Holdings Ltd. (United Kingdom)	21,000	161,196
Hitachi Ltd. (Japan)	7,600	222,950
Honeywell International, Inc.	41,600	9,402,848
Siemens AG (Germany)	698	170,057
		12,861,651
Industrial REITs — 0.3%
Prologis, Inc.	96,700	12,781,806
Insurance — 1.2%
Admiral Group PLC (United Kingdom)	197	8,240
Aegon Ltd.	20,824	152,291
Ageas SA/NV (Belgium)	297	21,863
AIA Group Ltd. (Hong Kong)	21,800	242,227
Allianz SE (Germany)	459	193,844
Allstate Corp. (The)	62,000	12,855,080
American International Group, Inc.	69,300	5,214,825
Aon PLC (Class A Stock)	8,000	2,582,240
Assurant, Inc.	26,600	5,793,746
AXA SA (France)	7,683	353,046
Chubb Ltd.	16,200	5,280,066
Daiichi Life Group, Inc. (Japan)	2,200	20,288
Kemper Corp.	105,100	3,211,856
Marsh & McLennan Cos., Inc.	36,400	6,313,580
MetLife, Inc.	200,900	14,207,648
MS&AD Insurance Group Holdings, Inc. (Japan)	6,600	172,231
NN Group NV (Netherlands)	2,618	204,455
Progressive Corp. (The)	17,100	3,389,904
QBE Insurance Group Ltd. (Australia)	11,277	166,412

A4

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Suncorp Group Ltd. (Australia)	2,880	$32,321
Talanx AG (Germany)	416	51,620
Tokio Marine Holdings, Inc. (Japan)	200	9,388
Unipol Assicurazioni SpA (Italy)	3,990	92,689
		60,569,860
Interactive Media & Services — 4.7%
Alphabet, Inc. (Class A Stock)	327,300	94,118,388
Alphabet, Inc. (Class C Stock)	263,640	75,627,770
LY Corp. (Japan)	39,800	95,963
Meta Platforms, Inc. (Class A Stock)	121,350	69,427,976
Scout24 SE (Germany), 144A	239	18,441
		239,288,538
IT Services — 0.6%
Accenture PLC (Class A Stock)	63,600	12,611,244
Capgemini SE (France)	1,086	128,146
Cognizant Technology Solutions Corp. (Class A Stock)	176,600	10,834,410
Fujitsu Ltd. (Japan)	900	18,406
GoDaddy, Inc. (Class A Stock)*	28,000	2,314,760
Indra Sistemas SA (Spain)	275	15,370
International Business Machines Corp.	17,600	4,266,064
NEC Corp. (Japan)	3,200	79,626
Nomura Research Institute Ltd. (Japan)	1,300	35,578
Obic Co. Ltd. (Japan)	1,600	38,834
Otsuka Corp. (Japan)	6,000	114,868
TIS, Inc. (Japan)	2,800	59,868
		30,517,174
Leisure Products — 0.1%
Brunswick Corp.(a)	13,200	960,432
Hasbro, Inc.	43,800	4,099,680
		5,060,112
Life Sciences Tools & Services — 0.5%
Danaher Corp.	105,900	20,078,640
Thermo Fisher Scientific, Inc.	2,100	1,032,213
West Pharmaceutical Services, Inc.	6,000	1,503,840
		22,614,693
Machinery — 1.3%
Atlas Copco AB (Sweden) (Class B Stock)	2,517	39,346
Caterpillar, Inc.	33,900	24,016,794
Crane Co.	54,000	9,234,000
Cummins, Inc.	18,300	9,845,766
Deere & Co.	8,500	4,788,050
Epiroc AB (Sweden) (Class B Stock)	550	11,782
Kubota Corp. (Japan)	8,600	137,817
Makita Corp. (Japan)	600	19,720
Metso OYJ (Finland)	12,400	214,896
Mitsubishi Heavy Industries Ltd. (Japan)	6,900	189,589
NSK Ltd. (Japan)	10,200	72,282
Parker-Hannifin Corp.	13,600	12,175,264
Sandvik AB (Sweden)	7,460	286,776
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Schindler Holding AG (Switzerland)	35	$11,023
SMC Corp. (Japan)	200	78,660
Toro Co. (The)	9,600	897,024
Wartsila OYJ Abp (Finland)	6,522	242,931
Xylem, Inc.	15,200	1,816,400
Yangzijiang Shipbuilding Holdings Ltd. (China)	9,400	27,922
		64,106,042
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Class A Stock)	4	9,794
AP Moller - Maersk A/S (Class B Stock)	9	22,481
Nippon Yusen KK (Japan)	2,100	77,143
SITC International Holdings Co. Ltd. (China)	30,000	131,356
		240,774
Media — 0.2%
Fox Corp. (Class A Stock)(a)	17,000	992,800
Future PLC (United Kingdom)	8,052	31,632
Omnicom Group, Inc.	11,900	896,189
Publicis Groupe SA (France)	681	56,366
Sirius XM Holdings, Inc.	58,000	1,338,640
Versant Media Group, Inc.*	177,900	6,585,858
		9,901,485
Metals & Mining — 0.4%
BHP Group Ltd. (Australia)	11,486	415,592
Boliden AB (Sweden)*	1,942	101,803
Evolution Mining Ltd. (Australia)	18,533	166,884
Fortescue Ltd. (Australia)	9,714	138,809
Freeport-McMoRan, Inc.	119,400	7,018,332
JFE Holdings, Inc. (Japan)	600	7,024
JX Advanced Metals Corp. (Japan)	6,300	139,632
Lynas Rare Earths Ltd. (Australia)*	1,350	18,330
Mitsubishi Materials Corp. (Japan)	800	25,210
Mitsui Kinzoku Co. Ltd. (Japan)	100	18,969
Newmont Corp.	80,600	8,724,950
Nucor Corp.	29,000	4,903,900
Rio Tinto Ltd. (Australia)	648	73,622
Rio Tinto PLC (Australia)	3,889	360,797
		22,113,854
Multi-Utilities — 0.3%
DTE Energy Co.	52,800	7,720,416
E.ON SE (Germany)	3,793	83,072
Engie SA (France)	11,403	367,490
National Grid PLC (United Kingdom)	11,849	200,012
Sempra	66,000	6,413,220
		14,784,210
Office REITs — 0.0%
Gecina SA (France)	77	6,075
Oil, Gas & Consumable Fuels — 2.4%
Aker BP ASA (Norway)	1,218	45,028
Antero Midstream Corp.	284,500	6,486,600

A5

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
BP PLC	4,680	$36,630
Chevron Corp.	89,300	18,476,170
ConocoPhillips	167,500	22,110,000
d’Amico International Shipping SA (Italy)	3,624	31,582
Devon Energy Corp.(a)	102,600	5,162,832
Diamondback Energy, Inc.	15,600	3,085,524
ENEOS Holdings, Inc. (Japan)	32,300	291,027
Eni SpA (Italy)	5,408	153,770
Equinor ASA (Norway)	1,202	51,211
Exxon Mobil Corp.	263,900	44,773,274
Galp Energia SGPS SA (Portugal)	2,356	56,491
Idemitsu Kosan Co. Ltd. (Japan)	3,400	33,380
Inpex Corp. (Japan)	2,100	62,117
Marathon Petroleum Corp.	12,300	3,003,414
Phillips 66	50,400	9,181,872
Repsol SA (Spain)	1,650	46,445
Shell PLC	6,093	282,198
TotalEnergies SE (France)	3,301	302,946
Valero Energy Corp.	5,000	1,235,400
Williams Cos., Inc. (The)	79,500	5,786,010
Woodside Energy Group Ltd. (Australia)	1,504	35,701
		120,729,622
Passenger Airlines — 0.1%
Deutsche Lufthansa AG (Germany)	3,416	29,090
International Consolidated Airlines Group SA (United Kingdom)	29,413	139,603
United Airlines Holdings, Inc.*(a)	51,000	4,695,570
		4,864,263
Personal Care Products — 0.0%
MTG Co. Ltd. (Japan)	500	19,586
Shiseido Co. Ltd. (Japan)	5,800	118,495
Unilever PLC (United Kingdom)	570	31,293
		169,374
Pharmaceuticals — 2.2%
Astellas Pharma, Inc. (Japan)	17,600	286,912
AstraZeneca PLC (United Kingdom)	1,770	346,106
Bristol-Myers Squibb Co.	105,000	6,368,250
Chugai Pharmaceutical Co. Ltd. (Japan)	600	33,089
Eli Lilly & Co.	47,800	43,965,006
Galderma Group AG (Switzerland)	331	65,053
GSK PLC	8,129	223,917
Ipsen SA (France)	989	184,828
Johnson & Johnson	155,048	37,899,933
Merck & Co., Inc.	100,200	12,053,058
Novartis AG	4,098	629,020
Novo Nordisk A/S (Denmark) (Class B Stock)	1,676	61,333
Orion OYJ (Finland) (Class B Stock)	1,280	103,458
Pfizer, Inc.	294,500	8,269,560
Roche Holding AG	1,760	702,400
Sandoz Group AG (Switzerland)	1,319	103,345
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Sanofi SA	2,910	$281,018
Shionogi & Co. Ltd. (Japan)	2,200	48,666
Takeda Pharmaceutical Co. Ltd. (Japan)	1,300	47,876
		111,672,828
Professional Services — 0.3%
Booz Allen Hamilton Holding Corp.	20,000	1,560,600
Clarivate PLC*(a)	2,860,800	7,237,824
Computershare Ltd. (Australia)	1,717	33,863
Concentrix Corp.(a)	114,600	3,135,456
ManpowerGroup, Inc.	77,300	2,277,258
Recruit Holdings Co. Ltd. (Japan)	300	13,071
Teleperformance SE (France)	819	48,127
		14,306,199
Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	15,700	2,126,722
Daito Trust Construction Co. Ltd. (Japan)	2,600	60,929
Daiwa House Industry Co. Ltd. (Japan)	300	9,412
Hulic Co. Ltd. (Japan)	4,600	53,620
Jones Lang LaSalle, Inc.*	23,100	7,029,792
LEG Immobilien SE (Germany)	1,561	101,967
Vonovia SE (Germany)	5,586	139,720
		9,522,162
Residential REITs — 0.0%
Equity Residential	15,400	910,910
Retail REITs — 0.1%
Kimco Realty Corp.(a)	67,500	1,516,725
Klepierre SA (France)	2,278	85,521
Realty Income Corp.(a)	15,300	936,054
Scentre Group (Australia)	7,020	16,197
Unibail-Rodamco-Westfield (France)	450	49,647
Vicinity Ltd. (Australia)	74,101	120,888
		2,725,032
Semiconductors & Semiconductor Equipment — 8.8%
Advanced Micro Devices, Inc.*	72,000	14,646,960
Advantest Corp. (Japan)	2,500	345,017
Analog Devices, Inc.	45,900	14,602,626
Applied Materials, Inc.	35,900	12,270,261
ASM International NV (Netherlands)	31	23,496
ASML Holding NV (Netherlands)	848	1,127,634
BE Semiconductor Industries NV (Netherlands)	249	53,334
Broadcom, Inc.	263,900	81,679,689
Intel Corp.*	118,100	5,211,753
Kioxia Holdings Corp. (Japan)*	1,300	169,780
KLA Corp.	3,300	4,858,953
Lam Research Corp.	124,900	26,686,134
Microchip Technology, Inc.	95,500	6,170,255
Micron Technology, Inc.	73,000	24,662,320
NVIDIA Corp.	1,347,700	235,038,880
NXP Semiconductors NV (Netherlands)	19,400	3,819,084
QUALCOMM, Inc.	30,100	3,876,278

A6

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Renesas Electronics Corp. (Japan)	2,600	$37,173
Teradyne, Inc.	20,800	6,166,368
Texas Instruments, Inc.	12,600	2,446,164
Tokyo Electron Ltd. (Japan)	200	49,690
		443,941,849
Software — 4.9%
Adobe, Inc.*	54,950	13,357,246
AppLovin Corp. (Class A Stock)*	6,400	2,547,200
Autodesk, Inc.*	48,200	11,539,080
Cadence Design Systems, Inc.*	3,300	916,971
Check Point Software Technologies Ltd. (Israel)*	1,000	142,850
Fortinet, Inc.*(a)	34,600	2,827,512
Gen Digital, Inc.	307,300	5,786,459
Intuit, Inc.(a)	15,100	6,528,938
Microsoft Corp.	442,700	163,874,259
Nice Ltd. (Israel)*	263	29,037
Oracle Corp.	55,600	8,179,316
Palantir Technologies, Inc. (Class A Stock)*	76,300	11,161,164
Roper Technologies, Inc.	5,000	1,769,300
Salesforce, Inc.(a)	56,700	10,584,189
SAP SE (Germany)	979	166,903
ServiceNow, Inc.*	39,500	4,129,725
Zoom Communications, Inc.*	32,900	2,644,831
		246,184,980
Specialized REITs — 0.4%
American Tower Corp.	54,000	9,319,320
Crown Castle, Inc.(a)	11,700	951,327
Equinix, Inc.	2,400	2,352,576
Iron Mountain, Inc.	10,500	1,072,470
Millrose Properties, Inc.	40,000	1,120,000
VICI Properties, Inc.	260,200	7,108,664
		21,924,357
Specialty Retail — 1.0%
AutoNation, Inc.*	15,000	2,928,900
Best Buy Co., Inc.	95,500	6,131,100
Fast Retailing Co. Ltd. (Japan)	400	158,043
Five Below, Inc.*	4,700	1,073,856
Home Depot, Inc. (The)	35,900	11,807,151
Industria de Diseno Textil SA (Spain)	758	44,122
JD Sports Fashion PLC (United Kingdom)	43,199	40,972
Kingfisher PLC (United Kingdom)	50,839	193,307
Lowe’s Cos., Inc.	30,500	7,206,540
Penske Automotive Group, Inc.(a)	6,000	897,120
Ross Stores, Inc.	26,300	5,697,369
TJX Cos., Inc. (The)	87,100	13,909,870
Ulta Beauty, Inc.*(a)	3,900	2,038,569
		52,126,919
Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	810,300	205,646,037
Logitech International SA (Switzerland)	1,210	112,366
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Sandisk Corp.*	12,200	$7,751,148
Seagate Technology Holdings PLC	10,400	4,074,304
Western Digital Corp.	41,400	11,198,286
		228,782,141
Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp. (Japan)	4,200	112,917
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	1,089	192,280
LVMH Moet Hennessy Louis Vuitton SE (France)	149	81,451
OVS SpA (Italy), 144A	3,278	17,022
Pandora A/S (Denmark)	415	29,662
Ralph Lauren Corp.	9,300	3,199,107
		3,632,439
Tobacco — 0.4%
British American Tobacco PLC (United Kingdom)	3,965	230,203
Imperial Brands PLC (United Kingdom)	5,659	229,460
Philip Morris International, Inc.	111,000	18,352,740
Scandinavian Tobacco Group A/S (Denmark), 144A	1,175	12,377
		18,824,780
Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Ireland)	1,400	192,052
Diploma PLC (United Kingdom)	990	79,043
Marubeni Corp. (Japan)	1,900	69,506
Mitsui & Co. Ltd. (Japan)	4,000	154,611
SiteOne Landscape Supply, Inc.*	6,800	905,148
Sumitomo Corp. (Japan)	1,100	41,161
W.W. Grainger, Inc.	2,200	2,399,782
		3,841,303
Wireless Telecommunication Services — 0.0%
Airtel Africa PLC (Nigeria), 144A	35,269	162,638
SoftBank Group Corp. (Japan)	3,200	77,919
Vodafone Group PLC (United Kingdom)	175,554	264,797
		505,354

Total Common Stocks (cost $1,882,752,626)		3,089,057,245
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	87	8,009
Porsche Automobil Holding SE (Germany) (PRFC)	405	14,830
Volkswagen AG (Germany) (PRFC)	783	80,095
		102,934
Banks — 0.0%
Citigroup Capital XIII, 10.298%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	22,000	645,700

A7

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	2,116	$163,459

Total Preferred Stocks (cost $820,537)		912,093
Unaffiliated Exchange-Traded Fund — 0.0%
iShares MSCI EAFE ETF	488	47,399
(cost $23,648)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 6.6%
Automobiles — 1.8%
AmeriCredit Automobile Receivables Trust,
Series 2021-03, Class C
1.410%	08/18/27	302	300,611
Series 2023-01, Class C
5.800%	12/18/28	2,100	2,129,543
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	468	470,186
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-02A, Class A, 144A
1.660%	02/20/28	3,700	3,632,497
Series 2022-01A, Class A, 144A
3.830%	08/21/28	4,100	4,077,436
Series 2023-01A, Class A, 144A
5.250%	04/20/29	4,353	4,411,901
Series 2023-02A, Class A, 144A
5.200%	10/20/27	1,800	1,805,719
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,800	1,839,543
Series 2024-03A, Class A, 144A
5.230%	12/20/30	600	609,934
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	790	801,587
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	297	301,809
CarMax Auto Owner Trust,
Series 2022-02, Class C
4.260%	12/15/27	25	25,002
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	674	680,366
Enterprise Fleet Financing LLC,
Series 2025-03, Class A2, 144A
4.500%	04/20/28	1,600	1,603,782
Ford Credit Auto Owner Trust,
Series 2021-02, Class B, 144A
1.910%	05/15/34	500	492,410
Series 2023-02, Class A, 144A
5.280%	02/15/36	2,900	2,964,708
Series 2024-01, Class A, 144A
4.870%(cc)	08/15/36	4,400	4,463,686
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2025-01, Class A, 144A
4.860%(cc)	08/15/37	9,000	$9,157,357
Series 2025-02, Class A, 144A
4.370%(cc)	02/15/38	8,361	8,339,630
Series 2026-01, Class A, 144A
4.320%(cc)	08/15/38	5,100	5,061,189
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34	200	197,469
Series 2024-01, Class A, 144A
4.980%	12/11/36	900	916,713
GMF Floorplan Owner Revolving Trust,
Series 2024-04A, Class A1, 144A
4.730%	11/15/29	3,500	3,525,779
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class A, 144A
5.410%	11/14/29	4,367	4,397,883
Series 2025-01A, Class A, 144A
5.360%	04/16/35	4,900	5,009,298
Series 2026-01A, Class A, 144A
4.490%	12/14/33	6,400	6,351,217
Santander Drive Auto Receivables Trust,
Series 2023-01, Class C
5.090%	05/15/30	597	599,964
Series 2023-03, Class C
5.770%	11/15/30	1,500	1,521,652
Series 2023-04, Class C
6.040%	12/15/31	2,600	2,654,389
Series 2023-06, Class B
5.980%	04/16/29	700	706,858
Series 2023-06, Class C
6.400%	03/17/31	300	308,220
Series 2024-02, Class C
5.840%	06/17/30	500	508,924
Series 2024-04, Class C
4.950%	04/15/30	3,000	3,015,876
Series 2025-03, Class C
4.680%	09/15/31	2,800	2,803,992
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30	300	305,136
Series 2023-01A, Class C, 144A
5.970%	02/20/31	500	510,085
Toyota Auto Loan Extended Note Trust,
Series 2025-01A, Class A, 144A
4.650%	05/25/38	4,000	4,031,623
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	1,001	1,005,697
Series 2024-01A, Class A1, 144A
5.490%	02/18/39	1,314	1,325,155
			92,864,826

A8

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations — 3.7%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.198%(c)	04/20/37		11,250	$11,254,339
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.102%(c)	07/15/37		8,500	8,505,071
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.288%(c)	04/20/37		11,250	11,254,155
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
4.934%(c)	07/15/30		871	871,320
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.006%(c)	10/15/35	EUR	5,000	5,759,558
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)
5.278%(c)	04/20/37		6,250	6,250,779
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.288%(c)	04/20/37		7,000	7,001,609
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.276%(c)	10/19/38	EUR	8,500	9,800,101
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.202%(c)	04/15/37		11,000	11,004,389
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
3.574%(c)	05/15/37	EUR	11,000	12,744,400
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)
3.396%(c)	04/15/38	EUR	8,000	9,238,302
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.288%(c)	04/20/37		8,000	8,001,934
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)
4.713%(c)	10/15/34		4,500	4,491,655
Penta CLO DAC (Ireland),
Series 2017-03A, Class A1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.276%(c)	10/17/38	EUR	6,500	7,479,212
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.218%(c)	04/17/37		10,000	$10,004,672
Rockford Tower Europe CLO DAC (Ireland),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.316%(c)	07/15/38	EUR	8,000	9,219,254
TCW CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)
4.718%(c)	04/20/34		8,500	8,482,524
Texas Debt Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
4.808%(c)	04/24/38		8,000	7,975,072
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.206%(c)	10/15/38	EUR	9,000	10,349,540
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
5.538%(c)	01/20/36		11,000	11,003,165
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
4.858%(c)	01/20/37		5,000	4,992,453
Venture CLO Ltd. (Cayman Islands),
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
5.064%(c)	04/15/34		10,000	10,000,000
				185,683,504
Consumer Loans — 0.4%
Affirm Master Trust,
Series 2025-01A, Class A, 144A
4.990%	02/15/33		4,600	4,627,862
Series 2026-02A, Class A, 144A
4.670%	04/16/35		2,400	2,399,733
GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A
5.670%	06/25/59		400	405,536
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,734	1,710,132
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
4.432%(c)	06/16/36		2,800	2,800,871
Series 2022-02A, Class A, 144A
4.890%	10/14/34		31	31,329
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		5,400	5,476,466
				17,451,929

A9

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Credit Cards — 0.2%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
4.914%(c)	03/15/32	GBP	5,400	$7,168,954
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
4.634%(c)	07/15/32	GBP	2,100	2,780,677
				9,949,631
Equipment — 0.1%
Barings Equipment Finance LLC,
Series 2025-A, Class A3, 144A
4.820%	08/13/32		2,900	2,940,947
CCG Receivables Trust,
Series 2025-02, Class A2, 144A
4.140%	08/15/34		2,300	2,299,064
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,407	1,402,081
				6,642,092
Home Equity Loans — 0.3%
EFMT,
Series 2024-CES01, Class A1, 144A
5.522%(cc)	01/26/60		2,485	2,492,126
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
4.873%(c)	02/25/55		1,710	1,710,250
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		465	466,706
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		1,089	1,099,398
Series 2024-CES09, Class A1A, 144A
5.582%(cc)	12/25/44		1,434	1,439,647
Series 2025-CES06, Class A1A, 144A
5.472%(cc)	06/25/55		3,009	3,018,708
Santander Mortgage Asset Receivable Trust,
Series 2025-CES01, Class A1A, 144A
5.036%(cc)	09/25/55		1,604	1,596,449
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63		351	352,881
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		103	103,104
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		196	197,166
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64		1,498	1,509,987
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64		1,201	1,198,538
Series 2025-CES01, Class A1, 144A
5.705%(cc)	02/25/55		1,524	1,531,113
				16,716,073
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Other — 0.0%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		711	$667,675
Residential Mortgage-Backed Securities — 0.0%
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
5.199%(c)	03/15/27^	EUR	570	494,181
				494,182
Student Loans — 0.1%
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		183	181,793
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		361	345,804
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)
4.306%(c)	05/25/70		893	877,088
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48		156	155,716
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48		247	242,847
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		447	434,790
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		639	617,029
				2,855,067

Total Asset-Backed Securities (cost $329,409,845)				333,324,979
Commercial Mortgage-Backed Securities — 3.4%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF01, Class A4, 144A
2.495%	05/15/53		4,350	4,039,812
Series 2021-MF03, Class A3, 144A
2.168%	10/15/54		8,000	7,563,118
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50		6,465	6,406,354
Series 2019-BN22, Class A3
2.726%	11/15/62		5,400	5,097,499
Series 2020-BN25, Class A4
2.399%	01/15/63		6,700	6,254,354
Series 2021-BN35, Class A3
1.717%	06/15/64		4,900	4,464,573
BANK5,
Series 2024-05YR10, Class A3
5.302%	10/15/57		8,000	8,151,261
Series 2024-05YR12, Class A3
5.902%(cc)	12/15/57		6,878	7,142,230

A10

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	5,400	$5,338,375
Series 2019-BWAY, Class D, 144A, 1 Month SOFR + 2.274% (Cap N/A, Floor 2.160%)
5.947%(c)	11/15/34	10	126
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	4,671	4,601,704
Series 2018-B08, Class A4
3.963%	01/15/52	8,200	8,110,437
Series 2021-B24, Class A3
2.010%	03/15/54	2,900	2,654,189
Series 2023-B38, Class A3
5.793%	04/15/56	5,000	5,177,552
Series 2023-B39, Class A2
6.573%(cc)	07/15/56	5,000	5,140,430
Series 2024-V07, Class A3
6.228%(cc)	05/15/56	5,250	5,470,864
Series 2026-V21, Class A3
5.127%	03/15/31	5,600	5,674,667
BMO Mortgage Trust,
Series 2025-5C12, Class A3
5.180%	10/15/58	3,700	3,756,489
BX Commercial Mortgage Trust,
Series 2025-JDI, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.073%(c)	11/15/42	1,778	1,778,959
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	5,620	4,888,361
Citigroup Commercial Mortgage Trust,
Series 2017-P07, Class A3
3.442%	04/14/50	4,496	4,464,447
CSTL Commercial Mortgage Trust,
Series 2026-GATE03, Class A, 144A
4.695%(cc)	02/10/43	3,500	3,462,440
FHLMC Multifamily Structured Pass-Through Certificates,
Series K068, Class A1
2.952%	02/25/27	1	1,259
GS Mortgage Securities Trust,
Series 2016-GS03, Class A3
2.592%	10/10/49	3,868	3,851,838
Series 2016-GS04, Class A3
3.178%	11/10/49	3,584	3,568,772
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	10	9,896
Series 2020-GSA02, Class A4
1.721%	12/12/53	6,000	5,361,793
MLTI Trust,
Series 2026-SF75, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.073%(c)	03/15/31	4,650	4,626,750
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,609	2,588,909
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-UB11, Class A3
2.531%	08/15/49	4,573	$4,543,958
Series 2018-H04, Class A3
4.043%	12/15/51	1,678	1,655,252
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	4,272	4,200,412
Series 2018-C09, Class A3
3.854%	03/15/51	2,189	2,157,154
Series 2018-C14, Class A3
4.180%	12/15/51	2,554	2,536,547
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	2,098	2,094,210
Series 2017-C38, Class A4
3.190%	07/15/50	3,818	3,771,277
Series 2018-C48, Class A4
4.037%	01/15/52	6,338	6,266,151
Series 2019-C53, Class A3
2.787%	10/15/52	2,439	2,310,830
Series 2020-C58, Class A3
1.810%	07/15/53	6,845	6,176,440
Series 2024-5C2, Class A3
5.920%(cc)	11/15/57	4,730	4,912,332

Total Commercial Mortgage-Backed Securities (cost $174,176,627)			170,272,021
Corporate Bonds — 10.0%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.300%	03/01/35	2,900	2,485,164
3.550%	03/01/38	1,296	1,076,166
3.900%	05/01/49	2,570	1,876,829
Honeywell Aerospace, Inc.,
Gtd. Notes, 144A
4.600%	03/16/33	805	795,323
4.950%	03/16/36	670	664,715
			6,898,197
Agriculture — 0.4%
Altria Group, Inc.,
Gtd. Notes
4.250%	08/09/42	1,855	1,511,151
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	5,140	4,931,398
3.557%	08/15/27	105	103,854
4.390%	08/15/37	1,675	1,523,188
6.343%	08/02/30	550	586,322
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	1,500	1,499,889

A11

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A, MTN
5.500%	02/01/30	1,800	$1,844,325
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	5,150	5,257,186
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	930	955,399
			18,212,712
Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	2	2,188
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	1,545	1,525,975
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33	17	15,700
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	905	908,118
United Airlines 2018-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	09/01/31	19	17,818
United Airlines Holdings, Inc.,
Gtd. Notes
4.875%	03/01/29	850	834,015
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29	165	161,750
			3,465,564
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	725	671,184
Auto Manufacturers — 0.4%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	192,017
2.900%	02/10/29	1,095	1,023,640
3.625%	06/17/31	620	558,866
5.875%	11/07/29	2,440	2,468,939
7.350%	03/06/30	1,255	1,324,193
General Motors Co.,
Sr. Unsec’d. Notes
5.200%	04/01/45	1,035	897,740
6.600%	04/01/36	760	807,931
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.400%	10/15/28	3,340	3,165,556
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.300%	03/19/27	3,085	$3,108,378
Sr. Unsec’d. Notes, 144A, MTN
5.300%	01/08/30	2,490	2,529,854
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.250%	03/22/29(a)	2,690	2,718,553
			18,795,667
Auto Parts & Equipment — 0.0%
Qnity Electronics, Inc.,
Gtd. Notes, 144A
6.250%	08/15/33	60	60,873
Sr. Sec’d. Notes, 144A
5.750%	08/15/32	100	100,125
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	650	649,016
			810,014
Banks — 2.5%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.538%(ff)	03/14/30	1,000	1,021,828
Bank of America Corp.,
Sr. Unsec’d. Notes
5.045%(ff)	02/06/37(a)	4,490	4,429,849
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	2,600	2,317,033
1.922%(ff)	10/24/31	7,385	6,542,741
2.496%(ff)	02/13/31	3,135	2,897,784
3.824%(ff)	01/20/28	955	950,173
4.271%(ff)	07/23/29	510	507,892
Bank of America NA,
Sub. Notes
6.000%	10/15/36	410	432,193
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.942%(ff)	09/10/30	980	984,553
5.207%(ff)	02/24/37	2,545	2,465,730
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.159%(ff)	09/15/29	975	917,277
3.132%(ff)	01/20/33	1,505	1,354,667
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30	800	794,232
5.875%	04/30/29	800	834,951
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	1,260	1,127,535
3.887%(ff)	01/10/28	35	34,831
4.650%	07/23/48	785	664,660
Sub. Notes
4.450%	09/29/27	5,975	5,973,886

A12

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
6.020%(ff)	01/24/36	3,900	$3,985,482
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30	2,080	2,134,212
Sr. Non-Preferred Notes, 144A, MTN
5.019%(ff)	03/04/31	200	200,984
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
5.373%(ff)	01/10/29	800	808,449
Sub. Notes
3.729%(ff)	01/14/32	3,380	3,128,677
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.650%(ff)	10/21/32	4,510	4,002,578
3.814%(ff)	04/23/29	540	532,556
4.369%(ff)	10/21/31	3,210	3,147,112
5.541%(ff)	01/21/47	525	500,032
5.727%(ff)	04/25/30	4,315	4,451,498
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44	5	4,411
Sub. Notes
6.750%	10/01/37	104	112,122
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
6.437%(c)	07/01/26(oo)	1,045	1,045,455
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	4,560	4,018,164
3.782%(ff)	02/01/28	695	691,318
3.882%(ff)	07/24/38	20	17,553
3.964%(ff)	11/15/48	3,250	2,522,486
4.005%(ff)	04/23/29	2,170	2,151,579
4.452%(ff)	12/05/29	3,350	3,354,016
5.299%(ff)	07/24/29	2,740	2,790,829
Sub. Notes
5.193%(ff)	02/05/37	493	484,049
5.576%(ff)	07/23/36	5	5,067
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35	765	811,307
Sr. Unsec’d. Notes, MTN
2.250%	04/06/27	25	24,459
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.242%(ff)	04/19/29(a)	2,760	2,797,948
Morgan Stanley,
Sr. Unsec’d. Notes
5.073%(ff)	01/30/37	4,515	4,422,137
5.123%(ff)	02/01/29	6,225	6,294,716
5.449%(ff)	07/20/29	1,975	2,011,230
6.407%(ff)	11/01/29	3,030	3,160,989
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	2,020	1,768,779
4.431%(ff)	01/23/30	515	512,303
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33	2,465	2,215,537
3.591%(cc)	07/22/28	1,255	1,240,116
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN, Series I
4.892%(ff)	10/22/36	1,350	$1,304,639
Sub. Notes, GMTN
4.350%	09/08/26	3,825	3,824,427
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A, MTN
6.691%(ff)	01/10/34	740	789,650
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
4.494%(ff)	01/15/32	885	871,189
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30	10	9,035
7.161%(ff)	10/30/29	1,190	1,264,302
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	885	811,080
4.194%(ff)	04/01/31	450	439,638
4.282%	01/09/28	465	463,493
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.211%(ff)	12/03/35	3,220	3,205,345
5.389%(ff)	04/24/34	1,500	1,521,515
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	4,175	3,863,110
5.557%(ff)	07/25/34	3,130	3,205,231
5.574%(ff)	07/25/29	3,660	3,742,622
			124,915,241
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	584	527,209
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	25	24,149
8.000%	11/15/39	1,285	1,607,167
8.200%	01/15/39	250	312,984
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31	1,015	895,217
			3,366,726
Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	40	36,512
Building Materials — 0.1%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/35	1,470	1,470,407
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30	2,120	2,156,354

A13

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Owens Corning,
Sr. Unsec’d. Notes
3.875%	06/01/30		290	$280,727
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		1,110	1,128,226
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		760	717,553
4.750%	01/15/28		700	692,874
				6,446,141
Chemicals — 0.1%
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes, 144A
4.725%	11/15/28		1,116	1,119,798
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.100%	04/30/30		1,065	1,082,306
6.750%	05/02/34		1,888	1,966,126
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28		670	676,077
				4,844,307
Commercial Services — 0.1%
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		615	621,394
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	693	795,005
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		456	368,608
7.000%	10/15/37		380	433,286
George Washington University (The),
Unsec’d. Notes, Series 2014
4.300%	09/15/44		5	4,214
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.750%	03/15/31		495	487,818
6.000%	03/15/34		95	91,800
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		1,500	1,022,621
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50		20	12,390
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30		10	9,390
TR Finance LLC (Canada),
Gtd. Notes
3.350%	05/15/26		5	4,993
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	325	$298,099
4.875%	01/15/28(a)	1,065	1,060,629
5.250%	01/15/30	235	233,964
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	1,170	914,110
			6,358,321
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
1.650%	05/11/30	15	13,615
Leidos, Inc.,
Gtd. Notes
5.000%	03/15/36	1,075	1,039,197
			1,052,812
Diversified Financial Services — 0.3%
Ally Financial, Inc.,
Sr. Unsec’d. Notes
5.543%(ff)	01/17/31(a)	755	760,034
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27(a)	4,985	4,972,017
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.650%	05/11/27	20	19,838
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
5.500%	02/15/36(a)	1,580	1,515,313
5.875%	07/21/28	2,600	2,655,367
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31(a)	2,055	1,829,231
6.070%	07/12/28	3,355	3,458,540
Synchrony Financial,
Sr. Unsec’d. Notes
4.947%(ff)	02/25/32	1,150	1,116,538
			16,326,878
Electric — 1.0%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28	525	495,920
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	2,910	2,881,054
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	618	470,874
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	8,231

A14

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	15	$11,042
5.950%	05/15/37	305	320,604
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	590	658,662
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,400	1,372,315
Sr. Unsec’d. Notes, 144A
6.045%	01/28/34	2,825	2,737,707
Commonwealth Edison Co.,
First Mortgage, Series 123
3.750%	08/15/47	1,610	1,203,513
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31(a)	3,255	2,875,956
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	220	220,971
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A
3.750%	03/01/31	1,250	1,191,951
Duke Energy Carolinas LLC,
First Mortgage
4.250%	12/15/41	465	399,910
6.050%	04/15/38	550	585,565
First Ref. Mortgage
4.000%	09/30/42	570	467,716
6.000%	01/15/38	2,390	2,531,413
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	670	682,174
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.500%	07/12/31	2,140	1,897,600
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	905	912,070
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28	211	212,648
Evergy Kansas Central, Inc.,
First Mortgage
5.700%	03/15/53	1,310	1,286,117
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	5	4,894
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	25	24,981
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	900	912,492
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Florida Power & Light Co.,
First Mortgage
5.100%	04/01/33	2,840	$2,895,239
5.950%	10/01/33(a)	215	229,249
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	145	159,501
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	470	460,600
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	8,284
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.440%	01/15/32	25	22,046
4.900%	02/28/28	3,800	3,832,530
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,580	1,168,299
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	100	92,354
3.875%	02/15/32	175	160,576
Sr. Sec’d. Notes, 144A
2.450%	12/02/27	1,395	1,343,773
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27(a)	10	9,690
3.950%	12/01/47	2,000	1,452,595
4.000%	12/01/46	3,830	2,804,183
4.950%	07/01/50	1,345	1,117,204
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	1,110	684,282
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	1,005	531,886
3.700%	05/01/28	1,280	1,265,902
4.900%	12/15/32	1,050	1,062,380
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	535	563,764
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	710	624,896
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,400	1,095,974
Southern California Edison Co.,
First Mortgage
5.300%	03/01/28	1,670	1,693,312
First Ref. Mortgage
4.000%	04/01/47	580	431,494
First Ref. Mortgage, Series C
3.600%	02/01/45	860	610,622

A15

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	725	$723,208
Sr. Sec’d. Notes, 144A
4.600%	10/15/30	805	790,811
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	428,359
			50,629,393
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
5.250%	04/15/31	145	144,085
5.500%	04/15/34	160	157,702
			301,787
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes, 144A
6.000%	08/01/33	135	134,884
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	919	896,531
4.250%	10/31/26	882	879,222
5.500%	07/31/47	800	664,720
			2,575,357
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	950	962,392
Environmental Control — 0.0%
Clean Harbors, Inc.,
Gtd. Notes, 144A
5.750%	10/15/33	420	420,339
GFL Environmental Holdings US, Inc.,
Gtd. Notes, 144A
5.500%	02/01/34	595	583,308
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.200%	06/01/32	20	18,456
			1,022,103
Foods — 0.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.500%	03/31/31	90	89,021
5.625%	03/31/32	505	496,916
5.750%	03/31/34	125	122,339
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
6.050%	01/15/29	1,265	1,307,130
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes
5.750%	04/01/33	1,325	$1,365,845
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	275	262,832
4.375%	01/31/32	850	792,284
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	660	466,064
5.200%	03/01/35	4,315	4,354,240
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	1,870	1,697,604
			10,954,275
Gas — 0.1%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
5.843%	01/10/35	1,495	1,566,172
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	915	795,639
3.490%	05/15/27	1,425	1,409,792
3.600%	05/01/30	1,270	1,224,584
3.950%	03/30/48	15	11,240
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.150%	09/15/32	30	30,459
			5,037,886
Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28	20	18,994
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	675	653,273
			672,267
Healthcare-Services — 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	515	555,446
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	4,624
Banner Health,
Unsec’d. Notes
1.897%	01/01/31	5	4,447
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	25	20,789

A16

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30	5	$4,610
5.318%	12/01/34	4,270	4,281,238
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	390	341,583
4.650%	01/15/43	15	12,986
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48	20	16,358
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	20	19,734
4.375%	03/15/42	10	8,382
Gtd. Notes, MTN
7.750%	07/15/36	450	512,806
Humana, Inc.,
Sr. Unsec’d. Notes
3.700%	03/23/29	15	14,585
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	15	11,793
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	940	765,814
MedStar Health, Inc.,
Sec’d. Notes, Series 20A
3.626%	08/15/49	20	14,381
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	765	714,706
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	1,732	1,757,055
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	625	605,108
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	4,115
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	10	9,059
3.250%	05/15/51	1,000	658,738
4.500%	04/15/33	255	249,055
5.500%	04/15/64	1,680	1,538,978
5.750%	07/15/64	410	390,336
			12,516,726
Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	575	558,963
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31	575	$530,890
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	11/15/32	120	120,306
			651,196
Home Furnishings — 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes
6.125%	06/15/30	130	126,875
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)	220	211,852
6.625%	05/15/32	115	109,930
			321,782
Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30	30	28,617
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.850%	03/15/52	50	37,607
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	12/07/33	3,785	3,951,399
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,215	879,519
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	772	794,303
Markel Group, Inc.,
Sr. Unsec’d. Notes
4.150%	09/17/50	410	305,552
5.000%	03/30/43	200	179,002
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	10	9,044
4.350%	01/30/47	5	4,078
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	20	18,071
4.625%	09/15/42	130	113,361
			6,320,553
Internet — 0.3%
Alphabet, Inc.,
Sr. Unsec’d. Notes
4.400%	02/15/33	390	385,005
4.700%	11/15/35	1,155	1,141,500

A17

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.550%	03/13/33	1,645	$1,629,090
4.875%	03/13/36	2,355	2,333,059
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49	5,310	5,468,627
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.600%	11/15/32	690	682,836
4.875%	11/15/35	610	598,293
			12,238,410
Iron/Steel — 0.0%
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A
7.875%	07/15/32	490	508,987
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	375	375,001
7.375%	05/01/33	250	244,658
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30	10	9,330
			1,137,976
Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	555	561,246
5.000%	10/15/27	15	15,137
5.250%	10/15/35(a)	2,695	2,679,561
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32	2,335	2,145,666
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	288	289,970
			5,691,580
Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.150%	09/15/27	25	25,045
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	39	39,007
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	895	836,268
2.800%	04/01/31	1,975	1,772,547
6.484%	10/23/45	1,021	940,455
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	5,275	4,674,909
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	640	$480,001
5.500%	09/01/41	360	309,800
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30	50	49,093
			9,102,080
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Gtd. Notes, 144A
5.375%	03/01/34	235	229,193
Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.300%	02/21/35	325	330,862
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	1,280	1,316,737
Novelis Corp.,
Gtd. Notes, 144A
6.875%	01/30/30	400	403,519
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
5.250%	03/14/35	250	253,308
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	3,050	2,697,909
			5,002,335
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	1,200	1,227,240
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,810	1,788,755
Oil & Gas — 0.6%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	755	688,555
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	2,412	2,312,226
4.000%	01/15/31	770	738,619
5.125%	10/01/34	585	570,689
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	20	18,740
5.000%	12/15/29	1,560	1,581,431
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	714	644,007

A18

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	10	$9,787
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	300	290,366
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	637	637,382
8.625%	01/19/29	2,105	2,221,512
EOG Resources, Inc.,
Sr. Unsec’d. Notes
5.000%	07/15/32	3,880	3,931,128
5.350%	01/15/36	4,310	4,373,101
EQT Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/30	50	54,436
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	500	487,209
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30	440	427,985
6.250%	04/15/32	500	483,637
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	510	510,000
4.875%	04/03/28	530	535,660
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31(a)	2,146	2,052,542
6.625%	06/15/38	35	31,500
6.700%	02/16/32	1,065	1,042,369
Gtd. Notes, MTN
6.750%	09/21/47	41	32,736
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	600	590,826
2.250%	07/12/31	820	719,525
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33	1,015	1,101,097
SM Energy Co.,
Gtd. Notes, 144A
8.625%	11/01/30	150	157,998
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.875%	05/22/30	4,300	4,434,095
			30,679,158
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	1,150	1,168,672
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	125	$126,914
Smurfit Westrock Financing DAC (Ireland),
Gtd. Notes
5.418%	01/15/35(a)	500	501,985
			1,797,571
Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	10	9,920
4.050%	11/21/39	250	219,403
4.550%	03/15/35	1,690	1,640,688
4.700%	05/14/45	735	655,039
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	20	18,658
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27	15	14,825
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30	50	44,118
4.780%	03/25/38	3,750	3,454,296
5.300%	12/05/43	245	222,570
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.550%	10/15/32	5,050	5,051,313
4.875%	02/27/53	340	303,410
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	685	542,473
5.400%	11/29/43	845	714,912
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	690	554,389
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	470	356,794
			13,802,808
Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28	450	449,776
5.750%	07/01/34	300	295,583
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,625	1,516,612
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	2,690	2,732,634
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	65	55,378

A19

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	10	$10,189
Sr. Unsec’d. Notes
4.950%	06/15/28	1,115	1,126,756
5.550%	05/15/34	1,495	1,520,940
6.100%	02/15/42	25	24,754
6.125%	12/15/45	180	175,956
6.250%	04/15/49	1,900	1,863,249
6.400%	12/01/30	105	112,210
6.550%	12/01/33	1,265	1,366,031
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.510%	02/23/42	715	739,703
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	2,260	1,557,816
MPLX LP,
Sr. Unsec’d. Notes
2.650%	08/15/30	595	548,210
4.000%	03/15/28	1,385	1,374,106
4.700%	04/15/48	135	109,940
5.200%	03/01/47	40	35,348
5.300%	04/01/36	5,510	5,432,883
5.500%	02/15/49	272	246,268
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	3,725	3,708,654
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	145	156,063
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	5,205	4,908,666
6.050%	09/01/33	2,160	2,263,661
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	15	14,917
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	755	715,668
4.350%	04/15/31	615	602,151
4.900%	09/15/30	1,925	1,942,035
6.125%	03/15/33	1,895	2,004,442
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	109,336
4.125%	08/15/31	90	83,705
6.250%	01/15/30	650	664,771
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A
6.125%	12/15/30	309	317,861
6.500%	06/15/34	111	115,497
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	125	105,628
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,000	$876,148
5.100%	09/15/45	500	452,085
5.150%	03/15/34	510	510,997
5.600%	03/15/35	1,615	1,651,671
8.750%	03/15/32	1,130	1,341,958
			43,840,256
Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31	1,522	1,345,699
Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.000%	05/18/32	1,815	1,519,302
2.950%	03/15/34	480	405,277
5.250%	05/15/36(a)	2,445	2,379,189
American Homes 4 Rent LP,
Sr. Unsec’d. Notes
4.950%	06/15/30(a)	2,160	2,166,912
American Tower Corp.,
Sr. Unsec’d. Notes
1.450%	09/15/26	30	29,597
3.600%	01/15/28	5,420	5,337,843
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	5	4,973
4.050%	07/01/30	5	4,863
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33	1,345	1,137,745
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.900%	03/15/27	10	9,852
3.700%	06/15/26	10	9,984
4.750%	05/15/47	5	4,156
Essex Portfolio LP,
Gtd. Notes
3.000%	01/15/30	5	4,709
Healthpeak OP LLC,
Gtd. Notes
2.125%	12/01/28	5	4,711
2.875%	01/15/31(a)	5	4,590
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	3,480	3,234,481
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	950	620,998
5.000%	10/15/27	400	372,708
Prologis LP,
Sr. Unsec’d. Notes
2.125%	04/15/27	5	4,898

A20

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Public Storage Operating Co.,
Gtd. Notes
1.950%	11/09/28	10	$9,441
2.250%	11/09/31	1,288	1,141,231
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
5.750%	03/15/34	365	360,235
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31	3,000	2,685,321
			21,453,016
Retail — 0.0%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	525	513,187
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	770	668,707
3.125%	04/21/26	5	4,993
3.750%	06/01/27	15	14,892
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	275	257,016
3.875%	10/01/31	250	226,915
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27	50	49,212
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
5.000%	04/15/33	30	30,187
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31	5	4,369
			1,769,478
Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes
4.900%	07/15/32	1,795	1,811,164
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	320	271,886
3.187%	11/15/36	4,445	3,715,049
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes
2.650%	02/15/32	25	22,073
3.150%	05/01/27	5	4,932
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30	25	22,890
3.250%	05/20/27	12	11,888
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	15	13,552
			5,873,434
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software — 0.2%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
4.800%	03/10/31	1,950	$1,934,032
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	10	9,970
5.450%	03/02/28	2,560	2,596,917
Oracle Corp.,
Sr. Unsec’d. Notes
6.550%	02/04/46	460	429,470
6.700%	02/04/56	1,295	1,199,507
6.850%	02/04/66	570	523,312
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	5	4,724
3.800%	12/15/26	15	14,929
Salesforce, Inc.,
Sr. Unsec’d. Notes
6.550%	03/15/56	595	596,437
6.700%	03/15/66	420	426,450
			7,735,748
Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	8,790	7,680,623
2.550%	12/01/33	576	487,306
3.500%	09/15/53	850	556,767
3.650%	09/15/59	160	103,401
4.500%	05/15/35	545	516,425
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A
6.125%	02/15/31	395	402,232
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.200%	08/15/32	6,890	6,987,304
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32	4,030	3,751,585
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	380	401,695
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A
5.875%	03/01/31	905	896,828
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	1,385	1,258,551
3.875%	04/15/30	8,000	7,788,232
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	1,130	986,403
2.550%	03/21/31	1,074	975,064
2.650%	11/20/40	1,114	782,204
5.401%	07/02/37	533	530,989
			34,105,609

A21

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	10	$8,226
6.700%	08/01/28	670	706,303
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
1.750%	12/02/26	10	9,844
2.875%	11/15/29	5	4,750
3.500%	05/01/50	20	14,056
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	715	772,532
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	150	154,574
			1,670,285

Total Corporate Bonds (cost $517,444,300)			505,367,507
Municipal Bonds — 0.1%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	240	238,171
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,325	1,384,386
Taxable, Revenue Bonds, Series S
3.176%	04/01/41	25	19,980
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,270	1,465,481
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	475	545,995
7.625%	03/01/40	220	262,724
7.550%	04/01/39	245	291,673
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	5	4,468
			3,974,707
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	680	687,515
Florida — 0.0%
County of Miami-Dade Transit System,
Revenue Bonds, BABs, Series B
5.624%	07/01/40	10	10,140
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	40	32,076
			42,216
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	14	$15,216
Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,030	1,127,916
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,070	1,263,682
New York — 0.0%
Empire State Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	30	25,437
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	550	546,211
Texas — 0.0%
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds
2.843%	11/01/46	15	10,955
Taxable, Revenue Bonds, Series A
4.087%	11/01/51	25	20,463
Texas A&M University,
Taxable, Revenue Bonds, Series B
3.330%	05/15/39	25	21,661
			53,079
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	495	359,581
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	15	14,143

Total Municipal Bonds (cost $7,915,152)			8,347,874
Residential Mortgage-Backed Securities — 0.8%
Angel Oak Mortgage Trust,
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	9	8,459
Series 2025-11, Class A1, 144A
4.975%(cc)	10/25/70	1,601	1,594,530
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
4.758%(cc)	02/25/35	63	61,482
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	3,155	3,131,133

A22

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Chase Home Lending Mortgage Trust,
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	436	$386,950
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
6.447%(cc)	02/25/37	20	19,794
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	1,778	1,748,123
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
4.662%(c)	12/25/41	1	596
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.162%(c)	10/25/43	164	164,464
Series 2025-R04, Class 1A1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
4.662%(c)	05/25/45	1,268	1,267,979
Series 2025-R05, Class 2A1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
4.662%(c)	07/25/45	2,380	2,377,677
Series 2026-R01, Class 2A1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
4.512%(c)	01/25/46	1,934	1,921,967
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	468	449,380
Cross Mortgage Trust,
Series 2026-NQM01, Class A1, 144A
4.699%(cc)	02/25/61	2,263	2,239,917
Fannie Mae Interest Strips,
Series 430, Class C56, IO
3.000%	08/25/52	735	128,085
Fannie Mae REMIC,
Series 2020-024, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
2.274%(c)	04/25/50	873	103,919
Series 2020-101, Class AI, IO
3.500%	01/25/51	3,677	693,142
Series 2025-06, Class FC, 30 Day Average SOFR + 1.600% (Cap 6.000%, Floor 1.600%)
5.262%(c)	02/25/55	1,061	1,070,899
Series 2026-08, Class BS, IO, 30 Day Average SOFR x (1) + 4.300% (Cap 4.300%, Floor 0.000%)
0.638%(c)	02/25/56	21,298	430,615
Series 2026-18, Class SB, IO, 30 Day Average SOFR x (1) + 4.150% (Cap 4.150%, Floor 0.000%)
0.478%(c)	04/25/56	8,025	144,432
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
5.312%(c)	01/25/34	59	59,476
Series 2021-DNA07, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
4.512%(c)	11/25/41	1	1,134
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-DNA05, Class M1A, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 0.000%)
6.612%(c)	06/25/42	7	$7,173
Series 2022-HQA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
5.762%(c)	03/25/42	1	1,269
Freddie Mac REMIC,
Series 4535, Class PA
3.000%	03/15/44	269	261,390
Series 4978, Class MI, IO
4.000%	05/25/40	679	99,686
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	3,159	96,826
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	329	7,090
Series 5281, Class AY
2.500%	08/25/52	811	664,259
Freddie Mac Strips,
Series 405, Class C20, IO
4.000%	05/25/53	3,877	834,448
Government National Mortgage Assoc.,
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)
0.070%(c)	09/20/48	1,251	28,831
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)
0.050%(c)	10/20/48	1,592	35,509
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)
0.000%(c)	07/20/49	3,757	68,594
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)
0.000%(c)	08/20/49	2,552	40,570
Series 2020-126, Class BI, IO
3.000%	08/20/50	2,008	332,428
Series 2021-114, Class TI, IO
3.000%	06/20/51	2,604	347,945
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	499	184
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	872	17,647
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	3,722	74,072
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.177%(c)	04/20/52	1,211	38,208
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.177%(c)	04/20/52	998	31,124

A23

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52		778	$14,767
Series 2022-093, Class IO, IO
3.000%	08/20/51		8,439	878,412
Series 2022-125, Class CS, IO, 30 Day Average SOFR x (1) + 5.990% (Cap 5.990%, Floor 0.000%)
2.317%(c)	07/20/52		912	75,033
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.087%(c)	07/20/52		4,484	86,170
Series 2022-129, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.277%(c)	07/20/52		9,924	207,347
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.277%(c)	07/20/52		1,645	37,557
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		1,724	30,287
HOMES Trust,
Series 2026-NQM01, Class A1, 144A
4.800%(cc)	09/25/70		1,534	1,521,697
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
6.178%(cc)	07/25/35		7	6,607
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50		5	4,409
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.019%(c)	01/24/63	EUR	1,109	1,283,641
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
5.892%(cc)	10/25/66		254	253,767
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,447	1,324,437
Morgan Stanley Residential Mortgage Loan Trust,
Series 2026-NQM01, Class A1, 144A
4.809%(cc)	12/25/70		1,163	1,151,647
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
4.543%(c)	01/25/48		121	119,174
OBX Trust,
Series 2025-NQM10, Class A1, 144A
5.453%(cc)	05/25/65		1,270	1,274,343
Series 2026-NQM03, Class A1, 144A
4.652%(cc)	01/25/66		2,471	2,447,110
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		1,442	1,360,625
PRPM LLC,
Series 2024-RPL04, Class A1, 144A
4.000%(cc)	12/25/54		2,942	2,869,933
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Santander Mortgage Asset Receivable Trust,
Series 2026-NQM02, Class A1, 144A
4.704%(cc)	01/25/66	2,749	$2,718,395
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
5.939%(cc)	02/25/34	24	23,146
Towd Point Mortgage Trust,
Series 2020-04, Class A1, 144A
1.750%	10/25/60	476	433,921

Total Residential Mortgage-Backed Securities (cost $39,309,089)			39,113,831
Sovereign Bonds — 0.5%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30	710	641,884
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.375%	09/26/30	1,640	1,646,150
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30	3,317	3,366,755
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
6.750%	02/25/41	1,320	1,155,000
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
6.875%	05/13/37(a)	2,625	2,747,062
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26	2,422	2,415,945
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50	475	360,870
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31	453	413,578
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28	20	19,724
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28	20	19,878
Republic of Poland Government International Bond (Poland),
Bonds, Series 10Y
5.375%	02/12/35	2,565	2,607,322
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
5.750%	09/16/30	5,840	5,815,180
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.125%	01/13/28	2,745	2,764,215

Total Sovereign Bonds (cost $24,042,543)			23,973,563

A24

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations — 9.8%
Federal Home Loan Bank
5.500%	07/15/36	960	$1,042,390
Federal Home Loan Mortgage Corp.
1.500%	11/01/50	3,456	2,680,191
2.000%	01/01/32	204	194,364
2.000%	06/01/40	831	736,876
2.000%	10/01/40	1,249	1,103,325
2.000%	09/01/50	2,653	2,161,496
2.000%	03/01/51	1,397	1,135,775
2.000%	04/01/51	87	70,723
2.000%	05/01/51	1,422	1,156,010
2.000%	09/01/51	386	316,541
2.500%	03/01/30	69	67,598
2.500%	10/01/32	215	206,165
2.500%	10/01/35	1,768	1,671,777
2.500%	03/01/51	817	696,866
2.500%	04/01/51	4,701	3,985,663
2.500%	05/01/51	3,751	3,160,091
2.500%	08/01/51	383	324,775
2.500%	10/01/51	2,784	2,384,670
2.500%	04/01/52	2,237	1,902,825
3.000%	10/01/28	33	32,345
3.000%	06/01/29	109	107,815
3.000%	03/01/32	192	186,960
3.000%	01/01/37	130	122,927
3.000%	01/01/43	312	285,933
3.000%	07/01/43	628	575,108
3.000%	09/01/46	1,810	1,634,763
3.000%	12/01/46	5,312	4,791,803
3.000%	01/01/47	1,622	1,457,220
3.000%	02/01/50	1,385	1,232,028
3.000%	02/01/52	394	350,487
3.500%	06/01/37	90	86,710
3.500%	03/01/42	146	138,382
3.500%	06/01/42	102	96,438
3.500%	01/01/47	267	249,774
3.500%	02/01/47	370	346,283
3.500%	03/01/48	3,761	3,512,662
3.500%	04/01/52	2,356	2,173,264
3.500%	04/01/52	8,931	8,197,718
4.000%	06/01/26	2	1,764
4.000%	09/01/26	1	763
4.000%	10/01/39	225	218,336
4.000%	12/01/40	110	106,321
4.000%	10/01/41	87	84,014
4.000%	01/01/42	40	38,412
4.000%	10/01/45	121	116,321
4.000%	04/01/52	956	912,983
4.000%	05/01/52	1,799	1,703,557
4.000%	06/01/52	1,818	1,719,929
4.000%	02/01/53	1,447	1,381,306
4.500%	09/01/39	71	69,964
4.500%	10/01/39	403	399,365
4.500%	12/01/39	137	135,519
4.500%	10/01/46	74	72,595
4.500%	12/01/47	310	305,095
4.500%	06/01/52	5,570	5,399,592
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	07/01/52	5,855	$5,676,082
4.500%	07/01/53	948	919,096
5.000%	05/01/34	6	5,984
5.000%	05/01/34	65	65,405
5.000%	08/01/35	6	6,180
5.000%	09/01/35	14	14,405
5.000%	10/01/36	11	11,528
5.000%	05/01/37	7	6,658
5.000%	07/01/37	125	126,237
5.000%	09/01/38	17	16,959
5.000%	09/01/38	18	17,766
5.000%	09/01/38	20	20,199
5.000%	02/01/39	7	6,844
5.000%	06/01/39	20	20,679
5.000%	10/01/52	375	372,256
5.000%	11/01/52	1,172	1,163,947
5.000%	01/01/53	7,265	7,201,121
5.000%	08/01/53	4,984	4,934,941
5.000%	11/01/53	518	511,947
5.000%	11/01/54	16,757	16,540,179
5.500%	04/01/34	201	202,014
5.500%	06/01/34	21	20,843
5.500%	06/01/34	39	39,078
5.500%	05/01/37	16	16,359
5.500%	02/01/38	124	127,258
5.500%	05/01/38	23	23,284
5.500%	07/01/38	123	126,154
5.500%	02/01/53	10,966	11,059,148
5.500%	02/01/55	3,036	3,051,651
6.000%	03/01/32	60	61,572
6.000%	12/01/33	16	16,466
6.000%	07/01/36	2	1,619
6.000%	12/01/36	3	2,699
6.000%	05/01/37	4	3,997
6.000%	12/01/37	8	8,177
6.000%	01/01/38	1	1,138
6.000%	01/01/38	3	3,191
6.000%	01/01/38	59	61,645
6.000%	10/01/38	28	29,724
6.000%	08/01/39	11	11,778
6.000%	12/01/52	337	346,041
6.750%	03/15/31	455	510,925
7.000%	01/01/31	3	2,762
7.000%	06/01/31	2	1,593
7.000%	09/01/31	1	628
7.000%	10/01/31	10	10,275
7.000%	10/01/32	9	9,969
Federal National Mortgage Assoc.
1.500%	02/01/42	388	330,805
1.500%	10/01/50	325	252,248
1.500%	11/01/50	3,508	2,716,818
1.500%	12/01/50	3,937	3,052,795
1.500%	01/01/51	1,709	1,324,356
1.500%	03/01/51	830	643,256
2.000%	03/01/31	743	711,865
2.000%	08/01/31	304	289,798
2.000%	01/01/32	1,570	1,489,021

A25

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	02/01/41	1,697	$1,488,983
2.000%	05/01/41	3,848	3,366,998
2.000%	08/01/50	936	760,955
2.000%	10/01/50	8,791	7,160,062
2.000%	12/01/50	34	27,640
2.000%	01/01/51	3,773	3,071,539
2.000%	02/01/51	12,308	10,011,186
2.000%	03/01/51	3,134	2,547,815
2.000%	04/01/51	3,294	2,676,505
2.000%	05/01/51	19,219	15,604,953
2.500%	TBA	5,500	4,621,504
2.500%	07/01/32	672	644,472
2.500%	08/01/32	755	725,188
2.500%	09/01/32	702	674,272
2.500%	07/01/35	2,360	2,251,647
2.500%	11/01/36	3,765	3,579,378
2.500%	10/01/37	740	702,212
2.500%	10/01/43	378	335,391
2.500%	12/01/46	714	618,440
2.500%	03/01/50	556	475,542
2.500%	03/01/50	1,567	1,334,278
2.500%	08/01/50	2,432	2,066,945
2.500%	12/01/50	223	191,185
2.500%	12/01/50	3,038	2,581,705
2.500%	02/01/51	1,983	1,673,781
2.500%	02/01/51	2,399	2,022,109
2.500%	04/01/51	2,862	2,426,082
2.500%	08/01/51	752	637,447
2.500%	09/01/51	2,380	2,018,050
2.500%	10/01/51	825	699,231
2.500%	12/01/51	6,879	5,874,656
2.500%	02/01/52	374	320,038
2.500%	05/01/52	730	625,388
3.000%	02/01/27	49	48,224
3.000%	08/01/30	190	186,160
3.000%	05/01/35	1,909	1,833,393
3.000%	07/01/36	1,157	1,110,562
3.000%	11/01/36	547	517,733
3.000%	12/01/42	351	321,675
3.000%	12/01/42	477	437,002
3.000%	03/01/43	84	76,697
3.000%	11/01/46	87	78,826
3.000%	01/01/47	705	635,102
3.000%	02/01/47	505	452,771
3.000%	03/01/47	394	355,067
3.000%	11/01/49	385	342,798
3.000%	12/01/49	243	217,362
3.000%	12/01/49	336	298,661
3.000%	01/01/50	381	335,213
3.000%	02/01/50	337	301,751
3.000%	02/01/50	4,182	3,718,725
3.000%	03/01/50	293	260,045
3.000%	06/01/51	2,528	2,222,292
3.000%	12/01/51	13,396	11,908,024
3.000%	03/01/52	804	707,499
3.000%	03/01/52	1,449	1,288,485
3.500%	07/01/31	120	118,830
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	11/01/32	97	$95,427
3.500%	02/01/33	206	202,975
3.500%	05/01/33	281	276,313
3.500%	06/01/39	208	195,294
3.500%	01/01/42	1,617	1,531,033
3.500%	05/01/42	761	707,611
3.500%	07/01/42	319	300,960
3.500%	08/01/42	115	108,769
3.500%	08/01/42	269	253,495
3.500%	09/01/42	346	325,232
3.500%	09/01/42	581	547,789
3.500%	11/01/42	167	157,719
3.500%	03/01/43	1,076	1,013,834
3.500%	04/01/43	179	168,978
3.500%	04/01/43	392	368,479
3.500%	07/01/43	83	78,396
3.500%	06/01/45	1,531	1,437,913
3.500%	07/01/46	182	170,099
3.500%	11/01/46	370	345,633
3.500%	09/01/47	356	332,395
3.500%	01/01/48	3,764	3,499,243
3.500%	05/01/48	346	320,768
3.500%	06/01/48	1,730	1,613,388
3.500%	07/01/49	2,846	2,645,844
3.500%	02/01/52	4,055	3,745,584
3.500%	03/01/52	707	656,842
3.500%	04/01/52	8,262	7,583,442
3.500%	05/01/52	2,202	2,021,017
3.500%	06/01/52	2,924	2,683,654
3.500%	09/01/52	21,497	19,729,239
4.000%	12/01/36	260	255,800
4.000%	10/01/41	914	882,595
4.000%	07/01/44	347	334,902
4.000%	09/01/44	561	541,336
4.000%	10/01/46	250	239,006
4.000%	06/01/47	250	239,870
4.000%	09/01/47	92	87,675
4.000%	11/01/47	297	285,480
4.000%	11/01/47	392	377,396
4.000%	12/01/47	1,277	1,226,407
4.000%	03/01/49	2,579	2,469,324
4.000%	01/01/50	1,124	1,075,515
4.000%	05/01/50	1,579	1,508,625
4.000%	05/01/52	742	702,751
4.000%	06/01/52	5,282	5,005,772
4.000%	07/01/52	5,634	5,323,882
4.500%	07/01/33	11	10,630
4.500%	08/01/33	3	3,065
4.500%	09/01/33	12	11,439
4.500%	10/01/33	30	30,174
4.500%	03/01/34	9	8,481
4.500%	01/01/35	1	775
4.500%	07/01/39	250	247,407
4.500%	08/01/39	172	169,830
4.500%	09/01/39	105	104,208
4.500%	12/01/39	2	1,662
4.500%	03/01/41	412	407,920

A26

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	10/01/48	183	$178,951
4.500%	11/01/48	194	190,523
4.500%	12/01/48	161	157,969
4.500%	02/01/49	59	57,718
4.500%	06/01/50	518	504,633
4.500%	07/01/52	3,808	3,686,302
4.500%	08/01/52	7,398	7,167,823
4.500%	09/01/52	3,394	3,290,448
4.500%	11/01/52	1,788	1,732,520
4.500%	12/01/52	1,725	1,671,411
4.500%	01/01/53	892	864,020
4.500%	07/01/53	4,980	4,813,239
5.000%	TBA	4,500	4,437,570
5.000%	03/01/34	60	60,516
5.000%	04/01/35	145	146,275
5.000%	06/01/35	36	36,020
5.000%	07/01/35	32	31,855
5.000%	07/01/35	39	39,826
5.000%	09/01/35	36	36,814
5.000%	11/01/35	32	31,840
5.000%	02/01/36	21	21,434
5.000%	06/01/49	373	374,632
5.000%	08/01/52	348	345,168
5.000%	09/01/52	366	362,871
5.000%	10/01/52	1,546	1,532,466
5.000%	02/01/53	13,084	12,967,750
5.000%	04/01/53	2,537	2,513,946
5.000%	11/01/55	10,306	10,171,090
5.500%	02/01/33	30	30,225
5.500%	08/01/33	59	59,557
5.500%	10/01/33	20	19,846
5.500%	12/01/33	15	15,280
5.500%	12/01/34	42	43,809
5.500%	10/01/35	63	64,243
5.500%	04/01/36	36	36,998
5.500%	01/01/37	23	23,467
5.500%	04/01/37	10	10,405
5.500%	05/01/37	63	65,321
5.500%	08/01/37	73	74,217
5.500%	03/01/53	8,533	8,606,605
5.500%	04/01/53	773	779,195
5.500%	09/01/53	451	454,762
5.500%	10/01/53	6,225	6,273,334
5.500%	11/01/53	591	595,552
5.500%	02/01/54	490	493,203
6.000%	10/01/33	65	66,686
6.000%	11/01/33	1	1,367
6.000%	11/01/33	5	4,933
6.000%	01/01/34	121	123,622
6.000%	02/01/34	28	28,919
6.000%	03/01/34	1	616
6.000%	03/01/34	8	8,146
6.000%	01/01/35	14	14,071
6.000%	01/01/35	34	34,401
6.000%	02/01/35	1	733
6.000%	02/01/35	51	52,326
6.000%	02/01/35	74	76,854
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	04/01/35	5	$5,134
6.000%	05/01/36	8	8,610
6.000%	06/01/36	5	4,720
6.000%	02/01/37	24	24,802
6.000%	06/01/37	9	9,633
6.000%	05/01/38	60	62,575
6.000%	01/01/53	4,357	4,461,920
6.000%	09/01/53	1,630	1,665,744
6.500%	09/01/32	1	570
6.500%	09/01/32	6	6,082
6.500%	09/01/32	8	8,437
6.500%	09/01/32	13	13,764
6.500%	10/01/32	14	14,179
6.500%	04/01/33	16	16,197
6.500%	11/01/33	14	14,406
6.500%	01/01/34	6	6,401
6.500%	09/01/34	20	20,941
6.500%	09/01/36	64	67,669
6.500%	10/01/36	9	9,211
6.500%	01/01/37	29	30,600
6.500%	01/01/37	31	32,679
6.500%	09/01/37	6	6,609
6.625%	11/15/30(k)	945	1,050,008
7.000%	02/01/32	4	4,509
7.000%	05/01/32	4	4,696
7.000%	06/01/32	3	2,959
7.000%	07/01/32	10	10,272
7.125%	01/15/30	3,600	4,003,171
Government National Mortgage Assoc.
2.000%	10/20/50	5,664	4,684,403
2.000%	01/20/51	1,891	1,563,254
2.000%	03/20/51	1,179	974,200
2.000%	07/20/51	1,289	1,065,422
2.500%	03/20/43	256	227,304
2.500%	12/20/46	238	208,870
2.500%	09/20/50	478	412,352
2.500%	10/20/50	2,185	1,882,625
2.500%	11/20/50	1,669	1,438,743
3.000%	03/15/45	233	209,261
3.000%	11/20/45	300	271,934
3.000%	03/20/46	1,727	1,566,365
3.000%	07/20/46	1,136	1,029,682
3.000%	02/20/47	584	527,814
3.000%	12/20/49	115	102,583
3.000%	01/20/50	1,015	909,640
3.000%	09/20/51	1,668	1,490,772
3.500%	12/20/42	579	549,117
3.500%	05/20/43	118	112,267
3.500%	03/20/45	364	342,199
3.500%	04/20/45	486	458,218
3.500%	07/20/46	1,680	1,570,423
3.500%	04/20/47	1,682	1,581,063
3.500%	06/20/49	2,550	2,386,161
3.500%	08/20/49	1,204	1,122,978
3.500%	03/20/50	1,693	1,580,171
3.500%	06/20/50	236	220,039
3.500%	08/20/50	261	242,526

A27

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	01/20/51	3,399	$3,165,969
3.500%	04/20/51	783	728,792
3.500%	01/20/52	2,525	2,337,735
3.500%	02/20/52	4,709	4,360,552
4.000%	06/15/40	43	41,485
4.000%	05/20/41	84	81,187
4.000%	12/20/42	220	211,167
4.000%	08/20/44	79	75,987
4.000%	11/20/45	379	362,804
4.000%	12/20/45	420	402,281
4.000%	11/20/46	88	84,643
4.000%	09/20/47	1,150	1,098,983
4.000%	04/20/48	787	750,777
4.000%	02/20/49	645	613,308
4.000%	04/20/49	4,820	4,581,296
4.000%	01/20/50	1,253	1,188,294
4.000%	02/20/50	850	807,790
4.000%	07/20/50	1,390	1,317,598
4.000%	06/20/52	1,583	1,497,028
4.000%	08/20/52	1,656	1,565,054
4.500%	04/15/40	156	155,107
4.500%	01/20/41	394	390,367
4.500%	02/20/41	239	237,330
4.500%	06/20/44	259	256,221
4.500%	09/20/46	129	127,846
4.500%	11/20/46	243	240,393
4.500%	03/20/47	195	192,569
4.500%	05/20/48	195	191,237
4.500%	06/20/48	255	250,732
4.500%	08/20/48	837	823,597
4.500%	10/20/52	3,617	3,523,679
4.500%	08/20/53	5,823	5,657,977
4.500%	10/20/54	5,463	5,284,435
5.000%	10/20/37	52	52,629
5.000%	04/20/45	238	240,775
5.000%	03/20/53	1,762	1,751,820
5.500%	11/15/32	10	9,982
5.500%	02/15/33	14	14,764
5.500%	08/15/33	34	34,393
5.500%	08/15/33	48	48,026
5.500%	09/15/33	13	13,278
5.500%	10/15/33	25	24,724
5.500%	04/15/34	89	89,774
5.500%	07/15/35	18	18,863
5.500%	02/15/36	60	62,157
5.500%	12/20/52	2,265	2,299,475
5.500%	05/20/53	1,700	1,724,903
6.000%	02/15/33	1	1,057
6.000%	04/15/33	9	9,024
6.000%	09/15/33	6	5,872
6.000%	12/15/33	13	13,638
6.000%	12/15/33	37	38,013
6.000%	01/15/34	7	7,017
6.000%	01/15/34	10	10,300
6.000%	06/20/34	22	22,999
6.000%	07/15/34	50	52,048
6.000%	10/15/34	61	62,922
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	06/20/54	2,585	$2,637,413
6.000%	07/20/54	2,473	2,519,231
6.000%	08/20/54	573	584,025
6.500%	12/15/30	1	507
6.500%	01/15/32	6	6,176
6.500%	02/15/32	4	4,374
6.500%	07/15/32	9	9,602
6.500%	08/15/32	2	2,461
6.500%	08/15/32	5	4,814
6.500%	08/15/32	12	12,169
6.500%	08/15/32	57	58,856
6.500%	06/15/35	8	8,082
6.500%	07/15/35	5	4,927
7.000%	06/20/54	2,448	2,543,863
7.000%	07/20/54	1,404	1,460,406
7.000%	08/20/54	679	707,788
7.000%	11/20/54	522	542,338
7.000%	01/20/55	516	535,669
7.000%	02/20/55	940	976,185
7.000%	03/20/55	880	912,557
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	450	392,305
5.250%	02/01/55	1,845	1,819,541
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34	110	74,200

Total U.S. Government Agency Obligations (cost $510,993,128)			494,511,075
U.S. Treasury Obligations — 2.6%
U.S. Treasury Bonds
1.875%	02/15/51	27,910	15,494,411
2.875%	05/15/52	19,430	13,473,491
4.125%	08/15/44	16,525	14,988,691
4.500%	02/15/44	21,665	20,713,771
4.625%	05/15/44(h)(kk)	36,915	35,801,782
4.625%	11/15/44	13,270	12,838,725
4.750%	02/15/45	2,235	2,196,237
5.000%	05/15/45	4,875	4,938,984
U.S. Treasury Notes
4.625%	06/15/27(k)	1,710	1,726,031
U.S. Treasury Strips Coupon
2.365%(s)	08/15/44	3,095	1,209,112
3.364%(s)	11/15/41(k)	13,850	6,369,311
4.728%(s)	11/15/43	426	173,810
4.928%(s)	11/15/45	235	85,739
5.053%(s)	08/15/43	1,480	612,371
5.331%(s)	02/15/40	405	207,123

Total U.S. Treasury Obligations (cost $136,416,481)			130,829,589

Total Long-Term Investments—95.0% (cost $3,623,303,976)			4,795,757,176

A28

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Short-Term Investments — 7.2%
Affiliated Mutual Funds — 7.2%
PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wa)	263,638,848	$263,638,848
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $98,099,822; includes $97,759,894 of cash collateral for securities on loan)(b)(wa)	98,242,801	98,174,032

Total Affiliated Mutual Funds (cost $361,738,670)		361,812,880

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
3.608%	06/16/26	60	59,544
(cost $59,548)

Options Purchased*~ — 0.0%
(cost $33,357)	61,560

Total Short-Term Investments (cost $361,831,575)	361,933,984

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.2% (cost $3,985,135,551)	5,157,691,160

Options Written*~ — (0.0)%
(premiums received $30,554)	(69,505)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.2% (cost $3,985,104,997)	5,157,621,655

Liabilities in excess of other assets(z) — (2.2)%	(113,030,525)

Net Assets — 100.0%	$5,044,591,130

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro
GBP	British Pound

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
DAC	Designated Activity Company
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $494,182 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $96,493,077; cash collateral of $97,759,894 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
A29

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $3,741,680)	2.500%	TBA	04/13/26	$(4,500)		$(3,782,813)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		1,290	$—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		2,580	—
Total OTC Traded (cost $2,870)									$—

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.680%		638	$3,232
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.079%	2.80%(A)	EUR	2,475	7,492
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.079%	10.29%(A)	EUR	2,475	14
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.680%	3.82%(T)		3,655	10,143
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.680%	11.07%(T)		3,655	8
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)		3,605	36,712
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)		3,605	32
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.680%	3.89%(A)		638	3,927
Total OTC Swaptions (cost $30,487)									$61,560
Total Options Purchased (cost $33,357)									$61,560
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.680%	3.09%(A)	638	$(1,980)
A30

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	4,950	$(7,533)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.680%		7,310	(10,953)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%		3,605	(24,736)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		3,605	(18,181)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		638	(6,122)
Total Options Written (premiums received $30,554)									$(69,505)
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
219	2 Year U.S. Treasury Notes	Jun. 2026	$45,430,523	$(322,949)
546	5 Year U.S. Treasury Notes	Jun. 2026	59,066,111	(875,602)
654	10 Year U.S. Treasury Notes	Jun. 2026	72,624,660	(404,962)
299	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	34,852,188	74,292
3	Mini MSCI EAFE Index	Jun. 2026	435,165	(6,540)
1	S&P 500 E-Mini Index	Jun. 2026	328,538	(9,244)
				(1,545,005)
Short Positions:
4	5 Year Euro-Bobl	Jun. 2026	533,679	11,509
18	10 Year U.S. Ultra Treasury Notes	Jun. 2026	2,043,281	(9,689)
61	20 Year U.S. Treasury Bonds	Jun. 2026	6,946,375	55,180
				57,000
				$(1,488,005)
Bond forward contracts outstanding at March 31, 2026:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contracts:
U.S. Treasury Bond
1.875%, 11/15/51	JPM	07/27/26	17,675	$56.21	$9,934,250	$9,729,098	$—	$(205,152)
2.000%, 02/15/50	JPM	07/16/26	20,385	$59.64	12,158,294	11,886,595	—	(271,699)
2.000%, 02/15/50	GSI	07/27/26	17,470	$59.19	10,340,611	10,187,071	—	(153,540)
4.500%, 02/15/44	JPM	07/13/26	1,405	$96.56	1,356,683	1,340,652	—	(16,031)
4.625%, 05/15/44	CITI	07/14/26	1,410	$98.37	1,386,968	1,364,341	—	(22,627)
4.750%, 11/15/43	BNP	07/29/26	6,350	$99.35	6,308,913	6,255,455	—	(53,458)
					$41,485,719	$40,763,212	$—	$(722,507)
A31

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/26	GSI	GBP	6,939	$9,304,058	$9,184,660	$—	$(119,398)
Euro,
Expiring 04/02/26	BNP	EUR	2,619	3,047,314	3,027,926	—	(19,388)
Expiring 04/02/26	MSI	EUR	57,768	66,930,460	66,777,818	—	(152,642)
				$79,281,832	$78,990,404	—	(291,428)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/26	CITI	GBP	6,939	$9,378,817	$9,184,660	$194,157	$—
Expiring 05/12/26	GSI	GBP	6,939	9,303,399	9,183,995	119,404	—
Euro,
Expiring 04/02/26	SSB	EUR	60,388	71,365,761	69,805,744	1,560,017	—
Expiring 05/12/26	MSI	EUR	57,768	67,059,341	66,907,156	152,185	—
				$157,107,318	$155,081,555	2,025,763	—
						$2,025,763	$(291,428)
Credit default swap agreements outstanding at March 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/30	0.250%(Q)	1,480	$(6,661)	$(4,169)	$(2,492)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		2,110	0.415%	$49,039	$49,013	$26	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		945	0.184%	5,864	4,849	1,015	CITI
Barclays Bank PLC	12/20/26	1.000%(Q)		767	0.386%	3,641	3,745	(104)	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		4,955	0.320%	25,879	24,421	1,458	GSI
Hellenic Republic	12/20/26	1.000%(Q)		1,699	0.066%	11,993	11,035	958	BARC
Hellenic Republic	06/20/27	1.000%(Q)		435	0.089%	4,922	3,703	1,219	BARC
Hellenic Republic	12/20/27	1.000%(Q)		325	0.137%	4,830	3,538	1,292	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		1,423	0.203%	8,632	8,543	89	MSI
Kingdom of Norway	12/20/26	—%(Q)		4,390	0.036%	(1,146)	(1,563)	417	BARC
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		80	0.375%	138	127	11	CITI
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	1,187	0.034%	3,423	2,852	571	BARC
National Bank of Canada	12/20/26	1.000%(Q)		544	0.311%	2,873	2,854	19	CITI
Republic of Chile	06/20/28	1.000%(Q)		373	0.349%	5,337	5,121	216	BARC
Republic of France	06/20/27	0.250%(Q)		810	0.102%	1,514	1,202	312	BARC
Republic of France	12/20/30	0.250%(Q)		1,480	0.310%	(3,732)	(8,585)	4,853	BARC
Republic of Italy	06/20/26	—%(Q)		2,105	0.073%	(344)	(517)	173	BARC
Republic of Italy	06/20/26	1.000%(Q)		1,076	0.073%	2,580	2,306	274	BARC
A32

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Credit default swap agreements outstanding at March 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Italy	09/20/26	1.000%(Q)		539	0.075%	$2,543	$2,421	$122	BARC
Republic of Panama	06/20/26	1.000%(Q)		553	0.516%	781	596	185	CITI
Republic of Panama	06/20/27	1.000%(Q)		509	0.623%	2,471	3,486	(1,015)	BARC
Republic of Peru	06/20/28	1.000%(Q)		377	0.458%	4,508	4,279	229	BARC
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		1,254	0.100%	8,537	7,886	651	MSI
Slovak Republic	12/20/27	1.000%(Q)		585	0.183%	8,239	8,093	146	BARC
Standard Chartered PLC	12/20/26	1.000%(Q)		788	0.200%	4,796	4,619	177	MSI
State of Qatar	12/20/26	1.000%(Q)		835	0.244%	4,818	5,196	(378)	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	1,775	0.174%	521	599	(78)	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		830	0.163%	1,824	1,337	487	GSI
						$164,481	$151,156	$13,325

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	51,920	0.631%	$819,606	$913,494	$93,888
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A33

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest rate swap agreements outstanding at March 31, 2026:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
17,045	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.680%	$—	$(78,053)	$(78,053)
2,250	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.680%	416	(17,841)	(18,257)
2,685	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	1,225,614	1,315,090	89,476
				$1,226,030	$1,219,196	$(6,834)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at March 31, 2026:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.140%	JPM	09/17/26	(6,823)	$(22,440)	$—	$(22,440)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A34